10-K Stockholders' Deficit - Common Stock (Narrative) (Details) - $ / shares	Jun. 07, 2023	Aug. 05, 2021
Share-Based Payment Arrangement [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	4,600,000,000	3,600,000,000